Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Series A Common and Common shares	Additional paid-in capital	Treasury shares	Retained earnings	Total U.S. Cellular shareholders' equity	Noncontrolling interests
Beginning balance at Dec. 31, 2013	$ 3,409	$ 88	$ 1,425	$ (165)	$ 2,043	$ 3,391	$ 18
Net income (loss) attributable to U.S. Cellular shareholders	(43)				(43)	(43)
Net income (loss) attributable to noncontrolling interests classified as equity	(4)						(4)
Repurchase of Common Shares	(19)			(19)		(19)
Incentive and compensation plans	1			15	(14)	1
Stock-based compensation awards	21		21			21
Tax windfall (shortfall) from stock awards	(1)		(1)			(1)
Distributions to noncontrolling interests	(3)						(3)
Acquisition of assets in common control transaction	(47)		29		(76)	(47)
Adjust investment in subsidiaries for noncontrolling interest purchases	(1)		(1)			(1)
Ending balance at Dec. 31, 2014	3,313	88	1,473	(169)	1,910	3,302	11
Net income (loss) attributable to U.S. Cellular shareholders	241				241	241
Repurchase of Common Shares	(6)			(6)		(6)
Incentive and compensation plans	2			18	(16)	2
Stock-based compensation awards	24		24			24
Tax windfall (shortfall) from stock awards	(1)		(1)			(1)
Distributions to noncontrolling interests	(1)						(1)
Acquisition of assets in common control transaction	(1)		1		(2)	(1)
Ending balance at Dec. 31, 2015	3,571	88	1,497	(157)	2,133	3,561	10
Net income (loss) attributable to U.S. Cellular shareholders	48				48	48
Net income (loss) attributable to noncontrolling interests classified as equity	2						2
Repurchase of Common Shares	(5)			(5)		(5)
Incentive and compensation plans	5			26	(21)	5
Stock-based compensation awards	25		25			25
Distributions to noncontrolling interests	(1)						(1)
Ending balance at Dec. 31, 2016	$ 3,645	$ 88	$ 1,522	$ (136)	$ 2,160	$ 3,634	$ 11